Shareholder Report	6 Months Ended	12 Months Ended
	Jan. 31, 2026 USD ($)	Jul. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		EA Series Trust
Entity Central Index Key		0001592900
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2026
Shareholder Report Annual or Semi-Annual		annual shareholder report
C000263958 [Member]
Shareholder Report [Line Items]
Fund Name		City Different Investments Global Equity ETF
Class Name		City Different Investments Global Equity ETF
Trading Symbol		CDIG
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the City Different Investments Global Equity ETF (the “Fund”) for the period of September 16, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://cdifunds.com/cdig/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://cdifunds.com/cdig/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://cdifunds.com/cdig/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$66	0.75%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Performance
The Fund returned +0.56%, compared with +15.98% for the Solactive GBS Global Markets All Cap USD Index. The Fund trailed a global market driven higher by AI enthusiasm. As a value-oriented strategy with limited exposure to mega-cap technology names, the Fund did not fully participate in the index's AI-driven gains.

Contributors
Our top contributor during the Period was Tidewater Inc. (TDW), a Texas-based owner of tugboats and offshore supply vessels for the energy industry. The company refinanced its balance sheet and, in February, announced the acquisition of Brazil-based Wilson Sons Ultratug. Another strong contributor during the Period was ICON Plc (ICLR), a Dublin-based provider of clinical research services and analytics.
Detractors

The largest detractors from the Fund’s performance were Talen Energy (TLN) and Builders FirstSource (BLDR). Talen Energy is an independent power producer, which supplies an Amazon data center under a long-term contract. The company faced headwinds related to regulatory uncertainty, the scrutiny of data centers, and regional capacity-market reform. Builders FirstSource is a large U.S. supplier of structural building products and prefabricated components to professional homebuilders. Housing weakness has been a persistent theme in 2026, and expectations for the sector have continued to fall.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (9/16/2025)
City Different Investments Global Equity ETF - NAV	0.56%
Solactive GBS Global Markets All Cap USD Index	15.98%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://cdifunds.com/cdig/ for more recent performance information.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets		$ 48,285,651
Holdings Count | holding		25
Advisory Fees Paid, Amount		$ 225,205
Investment Company, Portfolio Turnover		55.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$48,285,651	Portfolio Turnover Rate*	55%
# of Portfolio Holdings	25	Fund Advisory Fees Paid	$225,205
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	27.1%
Energy	19.6%
Industrials	13.6%
Utilities	10.9%
Materials	8.8%
Financials	7.9%
Health Care	6.2%
Communication Services	2.2%
Exchange Traded Funds	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Talen Energy Corp.	10.9%
Tidewater, Inc.	9.7%
MercadoLibre, Inc.	7.9%
Carvana Co.	7.4%
ICON PLC	6.2%
Amazon.com, Inc.	5.2%
Lloyds Banking Group PLC - ADR	4.8%
Warrior Met Coal, Inc.	4.6%
Rolls-Royce Holdings PLC - ADR	4.3%
Alpha Metallurgical Resources, Inc.	4.2%

C000244815 [Member]
Shareholder Report [Line Items]
Performance Inception Date	Sep. 16, 2025